Estimates and judgements	6 Months Ended
Dec. 31, 2018
Estimates and judgements
Estimates and judgements

4Estimates and judgements

The preparation of interim financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the interim consolidated financial statements are considered to be revenue recognition — minimum guarantee, impairment of goodwill and non-current assets, intangible assets — registrations contingent consideration estimates, tax, and recognition of deferred tax assets.

In preparing these interim consolidated financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended 30 June 2018, with the exception of changes in estimates that are required in determining the provision for income taxes.